Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ETF TRUST
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Apr. 30, 2025
Neuberger Berman Quality Select ETF
Prospectus [Line Items]
Trading Symbol	NQLT
Neuberger Berman Small Value ETF
Prospectus [Line Items]
Trading Symbol	NBSV